Shareholders' equity - Dividends (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shareholders' equity
Minimum dividend percentage to annual net income	25.00%
Net income for the year	R$ 38,876	R$ 71,055	R$ 84,845
Net income after the allocation of the legal reserve	38,876	71,055
Minimum mandatory dividends	9,719	17,764
Additional dividends proposed by the Management	10,281	22,236
Dividends proposed by the Management	R$ 20,000	R$ 40,000
Minimum mandatory dividends per share	R$ 0.0570	R$ 0.1090
Dividends proposed by the Management per share	R$ 0.0603	R$ 0.1364
Interest on own capital		R$ 15,000
Dividends	R$ 20,000	25,000
Opening balance - Dividends payable for the prior year	25,000	23,000
Dividends paid in the prior year	(25,000)	(23,000)
Minimum mandatory dividends for the year	9,719	17,764
Additional dividends proposed by Management	10,281	22,236
Dividend and interest on own capital paid for the year		(15,000)
Closing balance - Dividends payable for the year	20,000	25,000	R$ 23,000
Liabilities - Minimum mandatory dividends for the year	9,719	2,764
Shareholders' equity - Additional dividends proposed by Management	10,281	22,236
Dividends payable	R$ 9,719	R$ 2,764